As filed with the Securities and Exchange Commission on September 27, 2011
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241
CIK No. 0001080299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45
Lincoln Life Flexible Premium Variable Life Account S
(Exact Name of Registrant)

Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Peter Feeley
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2010 was filed March 18, 2011.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2011 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 22, 2010.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, as submitted with Post-Effective Amendment No. 9 to Registration Statement on Form N-6 filed on April 1, 2011 (File No. 333-125790), are incorporated herein by reference.

Supplement Dated September 27, 2011
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL
Lincoln Corporate Variable 5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL
Lincoln Corporate Variable 5
Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "underlying funds".  For additional information, please refer to the underlying fund’s prospectus.

The following fund families have been added to Page 1 of your prospectus:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
•	Goldman Sachs Variable Insurance Trust
•	T. Rowe Price International Series, Inc.

The following information amends the "Sub-Accounts and Funds" section of your prospectus:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisors, Inc.

•	Invesco Van Kampen V.I. Growth and Income Fund (Series I Shares): Long-term growth of capital and income.

New fund available on or about October 10, 2011. Consult your financial advisor.

Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.

•	Goldman Sachs VIT Mid Cap Value Fund (Service Shares): Long-term capital appreciation.
New fund available on or about October 10, 2011.  Consult your financial advisor.

T. Rowe Price International Series, Inc., advised by T. Rowe Price International, Inc.

•	T. Rowe Price Equity Income Portfolio: Long-term growth.

New fund available on or about October 10, 2011. Consult your financial advisor.

PART C - OTHER INFORMATION
Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

(2) Commission Schedule for Variable Life Policies.(2)
(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)

(4) (a) Policy Form LN939(15)
(b) Load Amortization Rider—LR853(15)
(c) Term Insurance Rider—LR526(8)
(d) Enhanced Surrender Value Rider—LR529(9)
(e) Adjustable Benefit Enhancement Rider(12)
(f) Alternative Policy Loan Rider—LR791(13)

(5) (a) Application Part I—B58(17)
(b) Application Part II (Corporate/Individual Owner)—B59(17)
(c) Consent Forms B10457 and B10458(17)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)
(b) Bylaws of The Lincoln National Life Insurance Company.(7)

(7) Form of Reinsurance Contracts.(14)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds).(18)
(b) AllianceBernstein Variable Products Series Fund, Inc.(16)
(c) American Century Investments Variable Portfolios, Inc.(18)
(d) American Funds Insurance Series(18)
(e) BlackRock Variable Series Fund, Inc.(18)
(f) Delaware VIP Trust(16)
(g) DWS Investments VIT Funds(16)
(h) DWS Variable Series II(16)
(i) Fidelity Variable Insurance Products(16)
(j) Franklin Templeton Variable Insurance Products Trust(18)
(k) Goldman Sachs Variable Insurance Trust.(Filed herewith)
(l) Janus Aspen Series(16)
(m) Lincoln Variable Insurance Products Trust(18)
(n) M Fund, Inc.(10)
(o) MFS Variable Insurance Trust(10)
(p) Neuberger Berman Advisers Management Trust(10)
(q) PIMCO Variable Insurance Trust(18)
(r) T. Rowe Price Equity Series, Inc.(Filed herewith)

(9) (a) Accounting and Financial Administration Services Agreement dated 10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(5)

(10) Not applicable.
(11) Opinion and Consent of John L. Reizian, Esq.
(12) Not Applicable.
(13) Not Applicable.
(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(15) Not applicable.
(16) Not applicable.
(17) Compliance Procedures(18)
(1) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 24, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.

(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(6) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(8) Incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-174367) filed on September 1, 2011.

(12) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.

(14) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(15) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(17) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009.

(18) Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Frederick J. Crawford**	Executive Vice President and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam II***	Senior Vice President, Chief Investment Officer
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Charles C. Cornellio***	Executive Vice President, Chief Administrator Officer and Director

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (11)

Item 29. Indemnification

(a) Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Keith J. Ryan***	Vice President and Chief Financial Officer
Linda Woodward***	Secretary
Joel Schwartz*	Vice President and Director
Anant Bhalla*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer, and Director

*	Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c)  N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services
Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 27th day of September, 2011.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on September 27, 2011 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; and Director
Frederick J. Crawford

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                                                                           Vice President and Director
Keith J. Ryan

             /s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life Flexible Premium Variable Life Account D: 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: 033-14692; 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J:  033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: 333-42479; 333-54338; 333-84370;
333-84360; 333-111137; 333-111128; 333-118478; 333-118477; 333-63940; 333-82663;
333-139960; 333-145090; 333-146507; 333-163139; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: 333-33782; 333-90432; 333-115882;
333-125792; 333-125991; 333-43107; 333-145235; 333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: 333-72875; 333-104719; 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: 333-118482; 333-118481; 333-115883;
333-81882; 333-81884; 333-81890; 333-90438; 333-156123; 811-21028
Lincoln Life Flexible Premium Variable Life Account JF-A: 333-144268; 333-144269; 333-144271;
333-144272; 333-144273; 333-144274; 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: 333-144264; 333-144270; 811-08230

Variable Annuity Separate Accounts:
Lincoln National Variable Annuity Fund A: 002-26342; 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990; 333-50817; 333-68842; 333-112927; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783; 333-18419; 333-35780; 333-35784;
333-61592; 333-63505; 333-135219; 333-170695; 333-175888; 811-05721
Lincoln National Variable Annuity Account L: 333-04999; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937; 333-36316; 333-36304; 333-61554; 333-174367;
811-08517
333-119165; 333-135039; 333-138190; 333-149434; 333-170529; 333-170897; 333-172328; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-05869
Lincoln Life Variable Annuity Account T: 333-32402; 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572; 333-52568; 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: 333-144276; 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: 333-144278; 811-08374

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass *
_____________________________	President and Director
Dennis R. Glass

/s/ Charels C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                                                                Vice President and Director
Keith J. Ryan